Financial liabilities - Disclosure of variation in lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Lease liabilities at beginning of period	€ 2,363	€ 540	€ 1,384
Increase	444	2,221	350
Decrease	(950)	(398)	(1,194)
Lease liabilities at end of period	€ 1,856	€ 2,363	€ 540